FILED PURSUANT TO RULE 497(e)
REGISTRATION NO. 333-141093
GABELLI SRI GREEN FUND, INC. (the “Fund”)
Supplement dated October 5, 2011, to the Fund’s Statement of Additional
Information (“SAI”) dated July 29, 2011, as supplemented September 12, 2011
Effective immediately, two additional portfolio managers are being added to the Fund.
Under the “Portfolio Manager Information” section of the SAI, replace “Other Accounts Managed” with the following:
“The information below provides summary information regarding other accounts for which the portfolio manager is primarily responsible for the day-to-day management as of March 31, 2011 for Messrs. Desmarais and Segrich and as of August 31, 2011 for Messrs. Marangi and Dreyer.”

				# of Accounts
				Managed with	Total Assets with
		Total # of Accounts		Advisory Fee Based	Advisory Fee Based
	Type of Accounts	Managed	Total Assets	on Performance	on Performance
Christopher	Registered	0	$0	0	$0
Desmarais	Investment
	Companies:

	Other Pooled	0	$0	0	$0
	Investment
	Vehicles:

	Other Accounts:	4	$984.2K	0	$0

				# of Accounts
				Managed with	Total Assets with
		Total # of Accounts		Advisory Fee Based	Advisory Fee Based
	Type of Accounts	Managed	Total Assets	on Performance	on Performance
John Segrich, CFA	Registered	0	$0	0	$0
	Investment
	Companies:

	Other Pooled	1	$19.6M	1	$19.6K
	Investment
	Vehicles:

	Other Accounts:	2	$117.4K	0	$0

FILED PURSUANT TO RULE 497(e)
REGISTRATION NO. 333-141093

				# of Accounts
				Managed with	Total Assets with
	Type of	Total # of Accounts		Advisory Fee Based	Advisory Fee Based
	Accounts	Managed	Total Assets	on Performance	on Performance
Christopher Marangi	Registered	4	$3.9B	1	$189.7M
	Investment
	Companies:

	Other Pooled	0	$0	0	$0
	Investment
	Vehicles:

	Other Accounts:	71	$60.8M	0	$0

				# of Accounts
				Managed with	Total Assets with
		Total # of Accounts		Advisory Fee Based	Advisory Fee Based
	Type of Accounts	Managed	Total Assets	on Performance	on Performance
Kevin Dreyer	Registered	4	$3.3B	0	$0
	Investment
	Companies:

	Other Pooled	0	$0	0	$0
	Investment
	Vehicles:

	Other Accounts:	69	$60.4M	0	$0
Under the “Portfolio Manager Information” section of the SAI, replace “Ownership of Shares in the Fund” with the following:
“Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio managers:

Name	Dollar Range of Equity
Fund*	Securities Held in the
Christopher C. Desmarais	D
John M. Segrich, CFA	A
Christopher Marangi	A
Kevin Dreyer	A

FILED PURSUANT TO RULE 497(e)
REGISTRATION NO. 333-141093
* Key to Dollar Ranges- Information as of March 31, 2011 for Messrs. Desmarais and Segrich and as of August 31, 2011 for Messrs. Marangi and Dreyer.
A. None
B. $1 — $10,000
C. $10,001 — $50,000
D. $50,001 — $100,000
E. $100,001 — $500,000
F. $500,001 — $1,000,000
G. over $1,000,000

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